                                                              File No. 333-36529
                                                              File No. 811-3957
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
          Post-Effective Amendment No.               5                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
          Amendment No.            6                                       [X]
                                ---------

                        (Check appropriate box or boxes)

                            VARIFLEX SEPARATE ACCOUNT
                                  (VARIFLEX ES)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name of Agent for Service of Process:                Copies to:

Amy J. Lee, Associate General Counsel                Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                         Dechert
One Security Benefit Place                           1775 Eye Street N.W.
Topeka, KS 66636-0001                                Washington, DC 20005

Approximate Date of Proposed Public Offering:  May 1, 2002

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2002, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under group flexible premium deferred variable annuity contracts.

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                          VARIFLEX ES VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

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                  ISSUED BY:                              MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY(R)     SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497

  TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
  1-800-888-2461
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     This  Prospectus  describes  the  Variflex  ES  Variable  Annuity  Contract
("Variflex ES Contract" or the "Contract"), a flexible purchase payment deferred variable annuity  contract,  offered by Security Benefit Life Insurance  Company
("Security Benefit").  The Contract is available for groups in connection with a retirement  plan  qualified  under  Section  401,  403(b) or 457 of the Internal
Revenue Code.  The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the  Variflex(R)
Separate  Account,  or to the  General  Account.  Each  Subaccount  invests in a corresponding Series of SBL Fund. The Subaccounts  currently available under the
Contract are:

o  Equity (formerly Growth)          o  Global Total Return
o  Large Cap Value                   o  Managed Asset
   (formerly Growth-Income)             Allocation
o  Money Market                      o  Equity Income
o  Global (formerly                  o  High Yield
   Worldwide Equity)                 o  Small Cap Value
o  Diversified Income (formerly      o  Social Awareness
   High Grade Income)                o  Technology
o  Large Cap Growth                  o  Mid Cap Value
o  Enhanced Index                       (formerly Value)
o  International                     o  Main Street Growth
o  Mid Cap Growth                       and Income(R)
   (formerly Mid Cap)                o  Small Cap Growth
o  Global Strategic Income              (formerly Small Cap)
o  Capital Growth                    o  Select 25

     Amounts allocated to the General Account will accrue interest at rates that are paid by  Security  Benefit as  described  in "The Fixed  Account,"  page 26.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 25.

     You may return the Contract  according to the terms of its Free-Look Right.
See "Free-Look Right," page 5.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information"  dated May 1, 2002,  which has been filed with  the  Securities  and  Exchange  Commission,  contains  certain  additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available  at no charge by  writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 38 of this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUS FOR SBL FUND. YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002

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                                TABLE OF CONTENTS

INFORMATION ABOUT SECURITY BENEFIT,

     Series W (Main Street Growth

     Option 2--Life Income with Guaranteed
       Payments of 5, 10, 15 or 20 Years.............   25
     Option 3--Life with Installment
       Refund Option.................................   25
     Option 4--Joint and Last Survivor...............   25
     Option 5--Payments for a Specified Period.......   25
     Option 6--Payments of a Specified Amount........   25
     Option 7--Period Certain........................   25
     Option 8--Joint and Contingent
       Survivor Option...............................   25
     Value of Variable Annuity Payments:

   RESTRICTIONS ON WITHDRAWALS

   TAX STATUS OF SECURITY BENEFIT

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS OR TO WHICH WE HAVE REFERRED  YOU. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending on the Annuity  Commencement Date or, if earlier,  when you terminate the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

     ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments is made.

     ANNUITY  PERIOD -- The period  beginning on the Annuity  Commencement  Date during which annuity payments are made.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT -- A certificate  issued by Security Benefit to Participants under a Group  Allocated  Contract as evidence of your  benefits  under the  contract.
Certificates  under  Group  Allocated  Contracts  are  referred to herein as the
"Contract" or the "Contracts."

     CONTRACT DATE -- The date shown as the Contract Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT  DEBT  --  The  unpaid  loan  balance   including  loan  interest.

     CONTRACTOWNER OR OWNER -- The person in whose name the Contract is issued.

     CONTRACT VALUE -- The total value of your Contract,  which includes amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Participant  during  the  Accumulation
Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Participant:  the Primary Beneficiary;  the
Secondary  Beneficiary;  or if neither of the above is alive, the  Participant's estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     GROUP ALLOCATED CONTRACT-- A master agreement between the Contractowner and
Security  Benefit.

     HOME OFFICE-- The Annuity  Administration  Department of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PLAN -- The document or  agreement  defining  the  retirement  benefits and those who are eligible to receive them.  The Plan is not part of the Variflex ES
Contract and Security Benefit is not a party to the Plan.

     PURCHASE  PAYMENT-- An amount paid to Security Benefit as consideration for the Contract.

     SBL FUND-- An open-end  management  investment company commonly referred to as a mutual fund.

     SEPARATE  ACCOUNT-- The Variflex  Separate  Account.  A separate account of
Security  Benefit  that  consists  of  twenty-two   accounts,   referred  to  as
Subaccounts, each of which invests in a corresponding Series of SBL Fund.

     SUBACCOUNT -- A division of the Separate  Account of Security Benefit which invests in a corresponding series of SBL Fund. Currently, twenty-two Subaccounts are available under the Contract.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal  charges,  a pro  rata  administration  charge,  and any  uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Account is briefly  described  under  "The Fixed  Account,"  page 26, and in the
Contract.

PURPOSE OF THE CONTRACT -- The group flexible purchase payment deferred variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You  may  purchase  a  Contract  on a  group  basis  in  connection  with a retirement  plan  qualified  under  Section  401,  403(b) or 457 of the Internal
Revenue Code of 1986, as amended.  These plans are sometimes referred to in this
Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into twenty-two  accounts  referred to as Subaccounts.  See "Separate  Account,"
page 13. Each Subaccount invests exclusively in shares of a corresponding Series of SBL Fund (the "Fund").  The Series of SBL Fund, each of which has a different investment  objective or objectives,  are as follows:  Equity Series,  Large Cap
Value Series,  Money Market Series,  Global Series,  Diversified  Income Series,
Large Cap Growth Series,  Enhanced Index Series,  International  Series, Mid Cap
Growth Series,  Global  Strategic Income Series,  Capital Growth Series,  Global
Total Return Series, Managed Asset Allocation Series, Equity Income Series, High
Yield  Series,  Small Cap Value  Series,  Social  Awareness  Series,  Technology
Series, Mid Cap Value Series, Main Street Growth and Income(R) Series, Small Cap
Growth Series and Select 25 Series. See "SBL Fund," page 14.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion of Security Benefit and guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 26.

PURCHASE  PAYMENTS -- The minimum  purchase  payment is $500, or if you elect an
Automatic Investment Program, is $25. See "Purchase Payments," page 17.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 16 and "The Fixed Account," page 26.

     At any time  before the  Annuity  Commencement  Date,  you may  surrender a
Contract for its Withdrawal Value, and may make partial  withdrawals,  including systematic  withdrawals,  from Contract Value,  subject to certain  restrictions described in "The Fixed  Account," page 26 and any  restrictions  imposed by the
Plan.  See "Full and Partial  Withdrawals,"  page 20 and "Federal Tax  Matters,"
page 30 for more information  about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Participant attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The death benefit will vary depending on the Contract's investment results and the age of the Participant on the Contract
Date.  Security  Benefit will pay the death benefit  proceeds to the beneficiary upon receipt of due proof of the Participant's death and instructions  regarding payment.

     The  Contract  provides  for several  Annuity  Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity  payments under the fixed Annuity Options. See "Annuity Period," page 24.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to the Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.  The Free Withdrawal  amount is equal in the first Contract Year to 10%
of purchase payments made during the year and, in any subsequent  Contract Year, to 10% of  Contract  Value  as of the  first  day of  that  Contract  Year.  The withdrawal  charge generally applies to the portion of withdrawals in a Contract
Year that exceeds the Free  Withdrawal  amount for that Contract  Year.  For the purpose of determining any withdrawal charge, Security Benefit deems withdrawals to be made first from purchase  payments and then from  earnings.  The amount of the charge  will  depend on the number of years the  purchase  payment  has been credited under the Contract according to the following schedule:

------------------------- -------------------------
AGE OF PURCHASE PAYMENT
        IN YEARS             WITHDRAWAL CHARGE
------------------------- -------------------------
           1                         5%
           2                         5%
           3                         5%
           4                         5%
           5                         5%
      6 and later                    0%
------------------------- -------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 5% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
or (2) annuity  options  that  provide for  payments  for life or a period of at least 5 years. See "Contingent Deferred Sales Charge," page 22, for a discussion of other  circumstances  under  which  Security  Benefit  waives the  withdrawal charge.

     MORTALITY AND EXPENSE RISK CHARGE.  Security Benefit deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate  of 1.0%  of  each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 23.

     ADMINISTRATION  CHARGE.  Security  Benefit  deducts from Contract  Value an administration  charge of $15 on each  anniversary  of the  Contract  Date.  Any
administration   charge  will  be  deducted  from  the  Contract  Value  in  the
Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. See "Administration Charge," page 23.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract.  This charge will  usually be deducted on  annuitization  or upon full withdrawal  if a  premium  tax  was  incurred  by  Security  Benefit  and is not refundable.  Partial  withdrawals,  including  systematic  withdrawals,  may  be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 23.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating  expenses of SBL Fund are  paid by the  Fund  and are  reflected  in the net  asset  value of the Fund shares. For a description of these charges and expenses,  see the Prospectus for
SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract  and any  questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses of the  Separate  Account,  and charges and  expenses of SBL Fund.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions.  See "Premium Tax Charge," page 23. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 22. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund Prospectus, which accompanies this Prospectus.

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CONTRACTUAL EXPENSES

Sales Load on Purchase Payments                                  None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn                          5%(1)
    attributable to purchase payments)
Transfer Fee (per transfer)                                      None
Annual Administration Charge                                     $15
--------------------------------------------------------------------------

--------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage
 of each Subaccount's average daily net assets)
Annual Mortality and Expense Risk Charge                        1.00%
                                                                -----
Total Separate Account Annual Expenses                          1.00%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
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                                        BROKERAGE                            TOTAL
                                          PLAN                                SBL
                           ADVISORY      (12b-1)            OTHER             FUND
                             FEE         FEES (2)          EXPENSES          EXPENSES

Equity
 (Series A)                0.75%          0.01%             0.07%             0.83%
Large Cap Value
 (Series B)                0.75%          0.10%             0.08%             0.93%
Money Market
 (Series C)                0.50%          0.00%             0.08%             0.58%
Global
 (Series D)                1.00%          0.00%             0.20%             1.20%
Diversified Income
 (Series E)                0.75%          0.00%             0.08%             0.83%
Large Cap Growth
 (Series G)                1.00%          0.01%             0.22%             1.23%
Enhanced Index
 (Series H)                0.75%          0.00%             0.16%             0.91%
International
 (Series I)                1.10%          0.00%             1.15%             2.25%
Mid Cap Growth
 (Series J)                0.75%          0.01%             0.08%             0.84%
Global Strategic
 Income (Series K)         0.75%          0.00%             0.78%             1.53%
Capital Growth
 (Series L)                1.00%          0.00%             0.20%             1.20%
Global Total Return
 (Series M)                1.00%          0.00%             0.53%             1.53%
Managed Asset
 Allocation (Series N)     1.00%          0.00%             0.25%             1.25%
Equity Income
 (Series O)                1.00%          0.04%             0.04%             1.08%
High Yield Series
 (Series P)                0.75%          0.00%             0.11%             0.86%
Small Cap Value
 (Series Q)                1.00%          0.00%             0.18%             1.18%
Social Awareness
 (Series S)                0.75%          0.00%             0.08%             0.83%
Technology
 (Series T)                1.00%          0.00%             0.46%             1.46%
Mid Cap Value
 (Series V)                0.75%          0.02%             0.08%             0.85%
Main Street Growth
 and Income(R)(Series W)   1.00%          0.00%             0.25%             1.25%
Small Cap Growth
 (Series X)                1.00%          0.00%             0.15%             1.15%
Select 25
 (Series Y)                0.75%          0.00%             0.13%             0.88%
-------------------------------------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference to the number of years the purchase payment has remained  credited under the  Contract.  A free  withdrawal  is available in each Contract Year equal to (1) 10% of purchase  payments in the first  Contract  Year, and (2)
    10% of  Contract  Value  at the  beginning  of the  Contract  Year  in  each subsequent  Contract Year. See "Full and Partial  Withdrawals,"  page 20 and
    "Contingent Deferred Sales Charge," page 22 for more information.

2.  Amounts included as distribution expenses under this caption are the amounts received  by the Fund's  distributor  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of securities  held by the Fund.

--------------------------------------------------------------------------------

EXAMPLES -- The examples presented below show the expenses that you would pay at the end of one, three,  five or ten years.  The examples assume that any waivers or  reimbursement  of  expenses  currently  in effect,  remain in effect for the period shown.  The  information  presented  applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)  annuitized or otherwise not surrendered.  The examples show  expenses  based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical return of 5%.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION  OF PAST OR FUTURE ACTUAL  RETURNS,  WHICH MAY BE GREATER OR LESS
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of the Contract at the end of the applicable time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                $64    $104   $147   $221
-----------------------------------------------------------
Large Cap Value Subaccount        65     107    152    231
-----------------------------------------------------------
Money Market Subaccount           62      97    134    194
-----------------------------------------------------------
Global Subaccount                 68     116    166    259
-----------------------------------------------------------
Diversified Income Subaccount     64     104    147    221
-----------------------------------------------------------
Large Cap Growth Subaccount       68     116    167    262
-----------------------------------------------------------
Enhanced Index Subaccount         65     107    151    229
-----------------------------------------------------------
International Subaccount          78     147    218    361
-----------------------------------------------------------
Mid Cap Growth Subaccount         64     105    147    222
-----------------------------------------------------------
Global Strategic Income
   Subaccount                     71     125    182    292
-----------------------------------------------------------
Capital Growth Subaccount         68     116    166    259
-----------------------------------------------------------
Global Total Return Subaccount    71     125    182    292
-----------------------------------------------------------
Managed Asset Allocation
   Subaccount                     68     117    168    264
-----------------------------------------------------------
Equity Income Subaccount          67     112    159    247
-----------------------------------------------------------
High Yield Subaccount             65     105    148    224
-----------------------------------------------------------
Small Cap Value Subaccount        68     115    165    257
-----------------------------------------------------------
Social Awareness Subaccount       64     104    147    221
-----------------------------------------------------------
Technology Subaccount             71     123    179    286
-----------------------------------------------------------
Mid Cap Value Subaccount          64     105    148    223
-----------------------------------------------------------
Main Street Growth
   and Income(R)Subaccount        68     117    168    264
-----------------------------------------------------------
Small Cap Growth Subaccount       67     114    163    254
-----------------------------------------------------------
Select 25 Subaccount              65     106    149    226
-----------------------------------------------------------

     Example -- You would pay the expenses shown below assuming NO withdrawals:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                $19   $  60   $102   $221
-----------------------------------------------------------
Large Cap Value Subaccount        20      63    107    231
-----------------------------------------------------------
Money Market Subaccount           17      52     89    194
-----------------------------------------------------------
Global Subaccount                 23      71    121    259
-----------------------------------------------------------
Diversified Income Subaccount     19      60    102    221
-----------------------------------------------------------
Large Cap Growth Subaccount       23      72    123    262
-----------------------------------------------------------
Enhanced Index Subaccount         20      62    106    229
-----------------------------------------------------------
International Subaccount          33     102    173    361
-----------------------------------------------------------
Mid Cap Growth Subaccount         19      60    103    222
-----------------------------------------------------------
Global Strategic Income
   Subaccount                     26      81    138    292
-----------------------------------------------------------
Capital Growth Subaccount         23      71    121    259
-----------------------------------------------------------
Global Total Return Subaccount    26      81    138    292
-----------------------------------------------------------
Managed Asset Allocation
   Subaccount                     23      72    124    264
-----------------------------------------------------------
Equity Income Subaccount          22      67    115    247
-----------------------------------------------------------
High Yield Subaccount             20      60    104    224
-----------------------------------------------------------
Small Cap Value Subaccount        23      70    120    257
-----------------------------------------------------------
Social Awareness Subaccount       19      60    102    221
-----------------------------------------------------------
Technology Subaccount             25      77    131    280
-----------------------------------------------------------
Mid Cap Value Subaccount          19      58    100    217
-----------------------------------------------------------
Main Street Growth
   and Income(R)Subaccount        23      70    120    258
-----------------------------------------------------------
Small Cap Growth Subaccount       22      67    115    248
-----------------------------------------------------------
Select 25 Subaccount              19      59    102    220

-----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 2001, as well as ending accumulation units outstanding under each Subaccount.
---------------------------------------------------------------------------------
                                            2001     2000(c)    1999(b)   1998(a)
---------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $23.47    $23.89     $25.40    $21.03
   End of period.........................  $20.60    $23.47     $23.89    $25.40
Accumulation units outstanding
 at the end of period....................   2,241     2,020      1,322        25
---------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $18.54    $19.10     $19.85    $17.73
   End of period.........................  $17.26    $18.54     $19.10    $19.85
Accumulation units outstanding
 at the end of period....................   2,062     2,031      1,599        57
---------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $12.70    $12.10     $11.68    $11.55
   End of period.........................  $13.05    $12.70     $12.10    $11.68
Accumulation units outstanding
 at the end of period....................      12         0          0         0
---------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
 Accumulation unit value:
   Beginning of period...................  $25.98    $18.75     $16.98    $14.18
   End of period.........................  $22.57    $25.98     $18.75    $16.98
Accumulation units outstanding
 at the end of period....................     629       307         42         0
---------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $13.53    $11.34     $13.25    $13.02
   End of period.........................  $14.39    $13.53     $11.34    $13.25
Accumulation units outstanding
 at the end of period....................     172       193         87         7
---------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period................... $  7.93    $10.00        ---       ---
   End of period......................... $  6.64   $  7.93        ---       ---
Accumulation units outstanding
 at the end of period....................       0         0        ---       ---
---------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
   Beginning of period................... $  9.63    $11.16     $10.00       ---
   End of period......................... $  8.54   $  9.63     $11.16       ---
Accumulation units outstanding
 at the end of period....................      18        18          0       ---
--------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
  Beginning of period.................... $10.14    $13.03     $10.00        ---
   End of period.........................$  7.61    $10.14     $13.03        ---
Accumulation units outstanding
 at the end of period....................    136        25          0        ---
---------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $35.75    $31.35     $19.01    $14.79
   End of period.........................  $30.12    $35.75     $31.35    $19.01
Accumulation units outstanding
 at the end of period....................     235       162          0         0
---------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $13.68    $13.33     $13.39    $12.16
   End of period.........................  $14.38    $13.68     $13.33    $13.39
Accumulation units outstanding
 at the end of period....................       0         0          0         0
---------------------------------------------------------------------------------
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period................... $  8.00    $10.00        ---       ---
   End of period......................... $  6.75   $  8.00        ---       ---
Accumulation units outstanding
 at the end of period....................       0         0        ---       ---
---------------------------------------------------------------------------------
GLOBAL TOTAL RETURN SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $14.09    $15.93     $14.19    $12.53
   End of period.........................  $12.12    $14.09     $15.93    $14.19
Accumulation units outstanding
 at the end of period....................       0         0          0         0
---------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $17.44    $15.98     $16.36    $14.60
   End of period.........................  $16.38    $17.44     $15.98    $16.36
Accumulation units outstanding
 at the end of period....................   1,348     1,180        761        19
---------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $21.61    $17.54     $18.95    $16.73
   End of period.........................  $21.68    $21.61     $17.54    $18.95
Accumulation units outstanding
 at the end of period....................   1,962     1,984        920         4
---------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $11.94    $12.52     $12.48    $12.09
   End of period.........................  $12.61    $11.94     $12.52    $12.48
Accumulation units outstanding
 at the end of period....................     104        37          0         4
---------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $10.67    $10.00        ---       ---
   End of period.........................  $12.90    $10.67        ---       ---
Accumulation units outstanding
 at the end of period....................      30         0        ---       ---
---------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $23.38    $24.40     $23.37    $18.63
   End of period.........................  $20.12    $23.38     $24.40    $23.37
Accumulation units outstanding
 at the end of period....................   3,473     2,521      1,940        10
---------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
Accumulation unit value
   Beginning of period................... $  6.09    $10.00        ---       ---
   End of period......................... $  4.57   $  6.09        ---       ---
Accumulation units outstanding
 at the end of period....................       0         0        ---       ---
---------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $23.47    $14.92     $14.94    $12.58
   End of period.........................  $25.82    $23.47     $14.92    $14.94
Accumulation units outstanding
 at the end of period....................   1,913     1,521        812         0
---------------------------------------------------------------------------------
MAIN STREET GROWTH AND
 INCOME(R)SUBACCOUNT
Accumulation unit value:
   Beginning of period................... $  8.96    $10.00        ---       ---
   End of period......................... $  7.98   $  8.96        ---       ---
Accumulation units outstanding
 at the end of period....................      13         0        ---       ---
---------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $17.66    $13.03     $10.34   $  8.63
   End of period.........................  $12.62    $17.66     $13.03    $10.34
Accumulation units outstanding
 at the end of period....................     602       118          0         0
---------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
   Beginning of period...................  $10.04    $11.74     $10.00       ---
   End of period......................... $  9.10    $10.04     $11.74       ---
Accumulation units outstanding
 at the end of period....................   1,304       810        571       ---

---------------------------------------------------------------------------------
(a) For the period of September 10, 1998 (date of inception of ES Contract)
    through December 31, 1998.
(b) For the period of May 3, 1999 (date of inception) through December 31, 1999 for Enhanced Index, International, and Select 25 Series.
(c) For the period of May 1, 2000 (date of inception)  through December 31, 2000 for Large Cap Growth,  Capital Growth, Small Cap Value,  Technology and Main
    Street Growth and Income(R) Series.
---------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001, the Company had total assets of  approximately  $7.9 billion.  Together with its subsidiaries, the Company has total funds under management of approximately $9.8 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to  Participants  the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect  the  financial  strength  and/or  claims-paying  ability of Security
Benefit and should not be considered as bearing on the investment performance of assets held in the Separate  Account.  Each year A. M. Best Company  reviews the financial  status of thousands of insurers,  culminating  in the  assignment  of
Best's  Ratings.  These ratings  reflect  their current  opinion of the relative financial  strength  and  operating  performance  of  an  insurance  company  in comparison to the norms of the life/health insurance industry. In addition,  the claims-paying  ability of  Security  Benefit as  measured  by  Standard & Poor's
Insurance  Ratings  Services  may be  referred  to in  advertisements  or  sales literature  or in reports to  Participants.  These  ratings  are  opinions of an operating  insurance company's financial capacity to meet the obligations of its insurance and annuity  policies in accordance with their terms.  Such ratings do not reflect the investment  performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts if, and to the extent,  the  contracts so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Separate Account is currently divided into twenty-two Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future  establish  additional  Subaccounts  of the Separate  Account, which may  invest in other  Series  of SBL Fund or in other  securities,  mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

     Shares of the Fund  currently  are  offered  only for  purchase by separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Participants  arising  from either  mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

     A summary of the  investment  objective  of each  Series of SBL Fund is set forth below.  We cannot assure that any Series will achieve its objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD BE READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified  portfolio of equity securities,  which may include ADRs and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital  by  investing  at least 80% of its net  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic debt securities,  including bonds, notes,  debentures,  preferred stock and high-yield securities (commonly known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES)--  Amounts  that you  allocate to the Capital
Growth Subaccount are invested in Series L. The investment objective of Series L is to  seek  growth  of  capital  by  pursuing  aggressive  investment  policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and fixed income securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by  investing  at least 80% of its net assets in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially similar to that of companies in the Russell 2500TM
Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities  of  domestic  and  foreign  companies  with market capitalizations substantially similar to that of companies in the Russell 2000TM
Growth Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place, Topeka,  Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series; OppenheimerFunds,  Inc., 498 Seventh Ave., New York, New York, 10018, to
provide investment advisory services to Global Series and Main Street Growth and
Income(R) Series;  Deutsche Asset Management,  Inc., 280 Park Avenue,  New York,
New York 10017, to provide investment advisory services to Enhanced Index Series and International  Series;  Wellington  Management Company LLP, 75 State Street,
Boston,  Massachusetts  02109, to provide investment advisory services to Global
Strategic Income Series,  Global Total Return Series and Technology  Series;  T.
Rowe Price Associates,  Inc., 100 East Pratt Street, Baltimore,  Maryland 21202,
to provide  investment  advisory services to Managed Asset Allocation Series and
Equity  Income  Series;  Strong  Capital  Management  Corporation,  100 Heritage
Reserve, Menomonee,  Wisconsin 53051, to provide investment advisory services to
Small Cap  Value  Series  and Small Cap  Growth  Series;  and  Alliance  Capital
Management  L.P.,  1345 Avenue of the  Americas,  New York,  New York 10105,  to
provide investment advisory services to Capital Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Participant under a Contract who assumes the risk of investment gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning  on the  Annuity  Commencement  Date.  The amount  that will be available for annuity payments will depend on the investment  performance of the
Subaccounts  to which you have  allocated  purchase  payments  and the amount of interest  credited  on  Contract  Value  that you have  allocated  to the  Fixed
Account.

     The  Contract  is eligible  for  purchase in  connection  with  certain tax qualified  retirement plans that meet the requirements of Section 401, 403(b) or
457 of the  Internal  Revenue  Code  ("Qualified  Plan").  Certain  federal  tax advantages  are  currently  available  to  retirement  plans that qualify as (1)
self-employed individuals' retirement plans under Section 401, such as HR-10 and
Keogh plans, (2) pension or profit-sharing  plans established by an employer for the benefit of its employees  under Section 401, (3) annuity  purchase  plans of public school systems and certain tax-exempt  organizations under Section 403(b)
or (4) deferred  compensation  plans for  employees  established  by a unit of a state or local government or by a tax-exempt organization under Section 457.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $500.  Thereafter,  you may  choose the  amount  and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  initial and subsequent  purchase  payment if you elect an Automatic
Investment  Program is $25.  Security  Benefit may reduce the  minimum  purchase payment requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit,  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the  Participant  is living. Subsequent purchase payments may be limited by the terms of the Plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 of any payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  must be  whole  percentages  and  must  total  100%.
Available  allocation  alternatives  include the twenty-two  Subaccounts and the
Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 19.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost average your Contract Value by authorizing  Security Benefit to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be  transferred  over time.  You must have Contract  Value of at least $10,000 at the time you elect this option.

     After  Security  Benefit has  received a Dollar Cost  Averaging  Request in proper form at its Home Office, Security Benefit will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer to any one Subaccount is $25. Security Benefit will effect each transfer on the date you specify, or if no date is specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers  will be made until the total amount  elected has been  transferred or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 19.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  the  Subaccount  has been  depleted,  or the Dollar Cost Averaging
Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option.  Security  Benefit requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging  Option at any time. The Dollar Cost Averaging Option is not available while you have Contract Value allocated to the DCA Plus Account.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restrictions  described under "The Fixed Account,"
page 26.

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize  Security  Benefit  to  automatically  transfer  Contract  Value  on a quarterly,  semiannual  or annual  basis to  maintain  a  particular  percentage
allocation  among  the  Subaccounts.   The  Contract  Value  allocated  to  each
Subaccount  will grow or decline in value at different rates during the selected period, and Asset Reallocation  automatically  reallocates the Contract Value in the  Subaccounts to the  allocation  you selected on a quarterly,  semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract
Value from those  Subaccounts that have increased in value to those  Subaccounts that have  declined in value.  Over time,  this method of investing may help you buy low and sell high. This investment  method does not guarantee  profits,  nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be received  by Security  Benefit at its Home  Office,  and you must have  Contract
Value  of at  least  $10,000  at the  time  you  elect  this  option.  An  Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon  receipt of the Asset  Reallocation  Request,  Security  Benefit  will effect a transfer or, in the case of a new  Contract,  will allocate the initial purchase  payment,  among the Subaccounts  based upon the  percentages  that you selected. Thereafter,  Security Benefit will transfer Contract Value to maintain that  allocation  on  each  quarterly,  semiannual  or  annual  anniversary,  as applicable,  of the date of Security Benefit's receipt of the Asset Reallocation
Request in proper form. The amounts transferred will be credited at the price of the  Subaccount  as of the end of the  Valuation  Date on which the  transfer is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," below.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  You must have Contract Value of at least  $10,000 at the time you elect to reinstate the option.  Security  Benefit may discontinue, modify, or suspend, and reserves the right to charge a fee for, the Asset Reallocation  Option at any time. The Asset Reallocation Option is not available while you have Contract Value allocated to the DCA Plus Account.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation  option,  subject to certain  restrictions  described in "The Fixed
Account," page 26.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer  Contract Value among the  Subaccounts  upon proper written  request to
Security  Benefit's Home Office, or you may make transfers (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone.  The minimum  transfer  amount is $100 or the amount  remaining  in a given Subaccount.  The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 26.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the underlying fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the underlying funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the underlying  funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the underlying  funds may have in place limits on the number of transfers  permitted in a Contract Year, which limits are more restrictive than 14 per Contract Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate  the value of your  interest in a
Subaccount.  When you allocate purchase payments to a Subaccount,  your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount allocated to the particular
Subaccount by the price for the Subaccount as of the end of the Valuation Period
in which the purchase payment is credited.

     In  addition,   other  transactions,   including  loans,  full  or  partial
withdrawals,  transfers, and assessment of certain charges against the Contract, affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock  Exchange,  normally 3:00 p.m.  Central Time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  and (4) the  mortality  and  expense  risk  charge  under  the
Contract.

FULL AND PARTIAL  WITHDRAWALS  -- You may make a partial  withdrawal of Contract
Value or  surrender  the Contract for its  Withdrawal  Value.  A full or partial withdrawal,  including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity  Commencement
Date,  subject  to  limitations  under the Plan and  applicable  law.  A full or partial  withdrawal  request will be  effective  as of the end of the  Valuation
Period that a proper Withdrawal  Request form is received by Security Benefit at its Home  Office.  A proper  Withdrawal  Request  form must  include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any applicable  withdrawal charges, a pro rata administration  charge, and any uncollected premium taxes.

     Security  Benefit  requires the signature of the Participant on any request for  withdrawal  and a guarantee  of such  signature  to effect the  transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit, which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract  Value.  Each  partial  withdrawal  must be at least $100.  A request for a partial withdrawal will result in a payment by Security Benefit of the  amount  specified  in the  partial  withdrawal  request  provided  there is sufficient Contract Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable  withdrawal charge and premium tax. If a partial  withdrawal  is  requested  after the first
Contract  Year that would leave the  Withdrawal  Value in the Contract less than
$2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account  according  to your instructions to Security Benefit. If you do not specify the allocation, Security
Benefit will deduct the withdrawal  from the Contract  Value in the  Subaccounts and the  Fixed  Account  in the  same  proportion  that  the  Contract  Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge,  and a premium tax charge to reimburse Security
Benefit  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities.  See "Contingent Deferred Sales Charge," page 22, and
"Premium Tax Charge," page 23.

     A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable  income to the  Participant  and, if made prior to the
Participant  attaining  age 59 1/2,  may be subject to a 10% penalty tax. In the case of  Contracts  issued in  connection  with  retirement  plans that meet the requirements  of Section  401(a),  403(b) or 457 of the Internal  Revenue  Code,
reference should be made to the terms of the particular Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 29. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 30.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature, you may elect to receive  systematic  withdrawals  before  the  Annuity  Commencement  Date by sending a properly completed Request for Scheduled  Systematic  Payments form to
Security Benefit at its Home Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the  Subaccounts  and/or Fixed  Account,  as a fixed  period,  as a specified  dollar  amount,  as all earnings in the Contract,  or based upon your life  expectancy  or that of you and a  beneficiary.  You also may designate the
desired  frequency  of  the  systematic  withdrawals,   which  may  be  monthly,
quarterly,   semiannually  or  annually.  You  may  stop  or  modify  systematic withdrawals upon proper written request received by Security Benefit at its Home
Office at least 30 days in  advance  of the  requested  date of  termination  or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated  from your  Contract  Value in the  Subaccounts  and the Fixed
Account,  as you direct.  If you do not specify the  allocation,  the systematic withdrawal  will be deducted from the Contract Value in the  Subaccounts and the
Fixed Account in the same  proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     Security  Benefit  may,  at  any  time,  discontinue,   modify  or  suspend
systematic withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including  the 10%  penalty tax which may be imposed on withdrawals made prior to the Participant attaining age 59 1/2. See "Federal Tax
Matters," page 30.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states that require it to do so.

DEATH BENEFIT -- If the Participant dies prior to the Annuity Commencement Date,
Security  Benefit  will  pay  the  death  benefit  proceeds  to  the  Designated
Beneficiary  upon  receipt  of  due  proof  of  the   Participant's   death  and
instructions regarding payment to the Designated  Beneficiary.  (If the death of the  Participant  occurs on or after the Annuity  Commencement  Date,  any death benefit will be  determined  according to the terms of the Annuity  Option.  See
"Annuity Options," page 25.)

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any
outstanding   Contract  Debt,  any  pro  rata  administration   charge  and  any
uncollected  premium tax. If the Participant dies during the Accumulation Period and the age of the  Participant  was 75 or less on the  date  the  Contract  was issued, the amount of the death benefit will be the greatest of:

o    The sum of all Purchase  Payments,  less any reductions  caused by previous withdrawals,

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by Security Benefit, or

o    The stepped-up death benefit.

     The  stepped-up death benefit is:

o    The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to the Participant attaining age 76, plus

o    Any Purchase Payments made since the applicable Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

     If the Participant dies during the  Accumulation  Period and the age of the
Participant  was 76 or greater on the date the  Contract  was issued,  or if due proof  of  death  (regardless  of the age of the  Participant  on the  date  the
Contract  was issued) and  instructions  regarding  payment are not  received by
Security  Benefit  at its  Home  Office  within  six  months  of the date of the
Participant's  death,  the death benefit will be the Contract  Value on the date due proof of death and instructions  regarding  payment are received by Security
Benefit at its Home Office.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and
duration  of  payments  that  the  Beneficiary  may  receive  and   requirements
respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options.  See "Federal Tax Matters," page 30 for a discussion of the tax consequences in the event of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the number of years the purchase  payment  withdrawn has been credited under the
Contract.

     Security  Benefit will waive the  withdrawal  charge on  withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount is equal in the first  Contract  Year to 10% of  purchase  payments  made during the year, and for any subsequent  Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  generally applies to the amount of  withdrawals  in a Contract  Year that  exceed the Free
Withdrawal  amount for that Contract Year. The withdrawal charge does not apply, however,  to  withdrawals  of  earnings.  For the  purpose  of  determining  any withdrawal  charge,  Security  Benefit deems any withdrawals that are subject to the  withdrawal  charge to be made first from  purchase  payments  and then from earnings.  Free  withdrawal  amounts do not  reduce  purchase  payments  for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the number of years the purchase  payment has been credited  under the
Contract, according to the following schedule:

-------------------------- -------------------------
 AGE OF PURCHASE PAYMENT
        IN YEARS              WITHDRAWAL CHARGE
-------------------------- -------------------------
            1                         5%
            2                         5%
            3                         5%
            4                         5%
            5                         5%
       6 and later                    0%
-------------------------- -------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed 5% of purchase  payments  paid under the Contract.  No withdrawal  charge will be imposed  upon:  (1) payment of death  benefit  proceeds;  or (2) annuity options that  provide for payments for life or a period of at least 5 years.  In addition,  if you are not making the  withdrawal  for the purpose of  exchanging your Contract for another investment available under your Plan, Security Benefit will waive the withdrawal charge under the following circumstances:

o    Your Contract has been in force for 15 Contract Years or longer

o    You are totally and permanently  disabled as defined under section 72(m)(7)
     of the Internal Revenue Code

o    The withdrawal is made to satisfy the minimum distribution  requirements of the Internal Revenue Code and regulations thereunder

o    You are age 55 or older  and  your  Contract  has  been in  force  for five
     Contract Years or longer

Security  Benefit will assess the withdrawal  charge against the Subaccounts and the  Fixed  Account  in the  same  proportion  as the  withdrawal  proceeds  are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may  receive  aggregate  commissions  of up  to 7% of  aggregate purchase  payments  and an annual  trail  commission  of up to 0.75% of Contract
Value.  Security  Benefit also may pay override  payments,  expense  allowances, bonuses,  wholesaler fees and training  allowances.  Registered  representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition,  registered representatives may be eligible under programs adopted by Security Benefit to receive non-cash compensation such as expense-paid  due diligence trips and educational  seminars.  No compensation will be  offered  to the  extent  it is  prohibited  by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the Contracts.  The charge is equal to an annual rate of
1.00% of each Subaccount's  average daily net assets. This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and administering the Contracts and in operating the
Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION  CHARGE -- Security  Benefit will deduct from your Contract Value an  administration  charge of $15.  The  administration  charge is not  assessed against  Contract Value which has been applied under Annuity Options 1 through 4 or 8.  Security  Benefit  deducts  the  administration  charge on each  Contract
Anniversary, but will waive the charge if your Contract Value is $10,000 or more on the  applicable  Contract  Anniversary.  Any  administration  charge  will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the
same  proportion  that the Contract Value is allocated among the Subaccounts and the Fixed Account.

Security Benefit will deduct a pro rata administration charge upon:

o    A full withdrawal of Contract Value

o    Payment of a death benefit

o    The Annuity Commencement Date if one of Annuity Options 1 through 4 or 8 is elected

The purpose of this charge is to  reimburse  Security  Benefit for the  expenses associated  with  administration  of the  Contracts.  Security  Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed will depend upon, among other things, the Participant's  state of residence  and the  insurance  tax  laws  and  Security  Benefit's  status  in a particular  state.  Security  Benefit assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract.  Security
Benefit currently deducts this charge upon the Annuity Commencement Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.
Security Benefit reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates  currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are attributable to the Separate Account or the Subaccounts, the operations of Security  Benefit  with respect to the  Contracts,  or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See
"Tax  Status of  Security  Benefit  and the  Separate  Account"  and "Charge for
Security Benefit Taxes," page 30.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the  administrative  and  maintenance  costs  associated  with the  Contract are reduced  for  reasons  such as the  amount of the  initial  purchase  payment or projected  purchase  payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.00% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $15 per Contract Year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  you indirectly  bear a pro rata portion of such fees and expenses.
The advisory fees and other expenses,  if any, which are more fully described in
SBL  Fund's  prospectus,  are not  specified  or fixed  under  the  terms of the
Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
The  Annuity  Commencement  Date may not be prior to the third  annual  Contract anniversary  and may not be deferred  beyond your 85th  birthday,  although  the terms of the Plan and the laws of  certain  states  may  require  that you start annuity payments at an earlier age. If you do not select an Annuity Commencement
Date, the Annuity  Commencement  Date will be the later of the Annuitant's  70th birthday or the tenth Contract  Anniversary.  See "Selection of an Option," page
26. If there are Joint Annuitants,  the birthdate of the older Annuitant will be used to determine the latest Annuity Commencement Date.

     On the Annuity  Commencement  Date, the proceeds under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes and withdrawal  charges and any outstanding  Contract Debt. If you elected one of Annuity Options 1 through 4 or 8, Security Benefit will also deduct a pro rata administration charge.

     The Contracts provide for eight Annuity Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based  upon your age as of the  Annuity  Commencement  Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without  regard to annuity  rates.  If no
Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant  with payments  guaranteed to be made for 10 years under Option
2.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example, a life income with guaranteed payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

     You may designate or change an Annuity  Commencement Date or Annuity Option provided  proper  written  notice is received  by  Security  Benefit at its Home
Office at least 30 days prior to the Annuity  Commencement Date set forth in the
Contract.  The date  selected  as the new Annuity  Commencement  Date must be at least 30 days  after the date  written  notice  requesting  a change of  Annuity
Commencement Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an  Annuitant  or  Participant  cannot  change the Annuity  Option and cannot surrender his or her annuity and receive a lump-sum  settlement in lieu thereof.
Under Annuity Options 5 through 7, full or partial withdrawals may be made after the Annuity Commencement Date, subject to any applicable  withdrawal charge. The
Contract  specifies  annuity  tables for  Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity  payment if the  Annuitant's  death occurs prior to the due date of the second  annuity  payment,  two if death  occurs prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that if, at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both  Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date,  etc.  AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  CEASE  UPON  THE  DEATH  OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years,  as elected by the  Owner,  with the  guarantee  that if,  at the  death of all  Annuitants, payments have been made for less than the selected  fixed period,  the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the  amount  elected by the Owner  will be made  until the  amount  applied  and interest thereon are exhausted,  with the guarantee that if, at the death of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period,  which may be five,  ten,  fifteen or twenty years, as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  die prior to the second  annuity  payment due date,  two if both die prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity  payments  will  increase,  and if it is less than the assumed  interest rate, the annuity  payments will decline.  A higher assumed  interest rate would mean a higher initial  annuity  payment,  but the amount of the annuity  payment would  increase  more  slowly in a rising  market (or the amount of the  annuity payment would decline more rapidly in a declining  market).  A lower  assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  New regulations  proposed by the IRS in January 2001 may significantly change these rules,  generally by reducing the amount of the distributions required, beginning in 2002.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract Value to the Fixed Account.  There are two Fixed Account  options,  the
Traditional  General Account and the DCA Plus Account,  as discussed on page 27.
Amounts allocated to the Fixed Account become part of Security Benefit's General
Account,  which supports Security Benefit's  insurance and annuity  obligations.
The  General  Account is subject to  regulation  and  supervision  by the Kansas
Department  of  Insurance  and  is  also  subject  to  the  insurance  laws  and regulations  of other  jurisdictions  in which the Contract is  distributed.  In reliance on certain  exemptive  and  exclusionary  provisions,  interests in the
Fixed Account have not been registered as securities under the Securities Act of
1933 (the  "1933  Act")  and the Fixed  Account  has not been  registered  as an investment  company under the 1940 Act.  Accordingly,  neither the Fixed Account nor any interests  therein are generally  subject to the  provisions of the 1933
Act or the 1940 Act. Security Benefit has been advised that the staff of the SEC has not  reviewed  the  disclosure  in this  Prospectus  relating  to the  Fixed
Account.  This  disclosure,   however,  may  be  subject  to  certain  generally
applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 16.

     Amounts  allocated to the Fixed Account  options become part of the General
Account of Security  Benefit,  which  consists  of all assets  owned by Security
Benefit other than those in the Separate Account and other separate  accounts of
Security  Benefit.   Subject  to  applicable  law,  Security  Benefit  has  sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an annual  effective  rate of 3%,  which will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts  allocated to the Fixed Account in July. In addition,  Security  Benefit may credit  interest  at  different  Current  Rates on the  Traditional  General
Account and DCA Plus Account options.  Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different
Current Rates  depending  upon the point in time such portions were allocated or transferred to the Fixed Account and the Fixed Account option selected. Security
Benefit bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 21.

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administration charge will not be  assessed  against the Fixed  Account,  and any amounts  that
Security  Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the SBL Fund to the extent  Contract  Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRADITIONAL GENERAL ACCOUNT OPTION -- You may allocate purchase payments to this option and may  transfer  Contract  Value from the  Subaccounts  to this option.
Security  Benefit  limits  transfer  from  this  option  to the  Subaccounts  as discussed below.

     Prior  to  the  Annuity  Commencement  Date,  you  may  transfer  from  the
Traditional  General  Account  option to the  Subaccounts in a Contract Year not more than the  greatest of (1)  $5,000,  (2)  one-third  of the  Contract  Value allocated to the option at the time of the first  transfer in the Contract Year, or (3) 120% of the  amount  transferred  from the  Traditional  General  Account option during the previous  Contract Year.  Security  Benefit reserves the right for a period of time to allow  transfers from this option in amounts that exceed the limits set forth above  ("Waiver  Period").  In any Contract Year  following such a Waiver Period,  the total dollar amount that may be transferred  from the
Traditional  General Account option is the greatest of (1) above,  (2) above, or
(3)  120%  of the  lesser  of:  (i)  the  dollar  amount  transferred  from  the
Traditional  General  Account option in the previous  Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     You may make full or partial  withdrawals  to the same extent as if you had allocated  Contract Value to the  Subaccounts.  However,  no partial  withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  20 and
"Systematic   Withdrawals,"  page  21.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Plan. See "Loans," page 28.

DCA PLUS ACCOUNT OPTION -- This option is available  ONLY for purchase  payments allocated to a Contract during the first two Contract Years.

     Your purchase payments allocated to this option will be transferred monthly to one or more of the  Subaccounts  over a  period  of one year  (the  "Transfer
Year").  The  Transfer  Year  begins  on the date a  Purchase  Payment  is first allocated to this option and the first monthly transfer is made on the same date in the  following  month.  When you first  allocate a  purchase  payment to this option, you must submit to Security Benefit written  instruction  specifying the
Subaccounts  to which such transfers  should be made.  (The transfers may not be made to the Traditional  General Account option.) The monthly transfers from the
DCA Plus  Account  to the  Subaccounts  will be made in  amounts  determined  by dividing the Contract  Value  allocated to the DCA Plus Account by the number of months  remaining in the Transfer  Year.  If  subsequent  purchase  payments are allocated  to the  DCA  Plus  Account  during  a  Transfer  Year,  they  will be transferred to the Subaccounts you select over the balance of the Transfer Year.
As a result,  any subsequent  purchase payments may be allocated to the DCA Plus
Account  for  less  than a  year.  You  should  consider  whether  allocating  a subsequent  purchase  payment to the DCA Plus Account is appropriate in light of the amount of time  remaining in the  Transfer  Year.  If a purchase  payment is allocated to the DCA Plus Account after the initial  Transfer Year has ended,  a new Transfer Year will begin with respect to that purchase payment.

     You may not transfer Contract Value from the Subaccounts or the Traditional
General Account option to this option.  Full and partial withdrawals are allowed as discussed under "Full and Partial Withdrawals," page 20.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Participant during the Accumulation  Period.  The Designated  Beneficiary is
the first person on the following  list who is alive on the date of death of the
Participant:  the Primary Beneficiary;  the Secondary Beneficiary; or if neither of the above is alive, the Participant's  estate. The Primary Beneficiary is the individual  named  as such in the  application  or any  later  change  shown  in
Security  Benefit's  records.  The Primary  Beneficiary  will  receive the death benefit of the  Contract  only if he or she is alive on the date of death of the
Participant  during the  Accumulation  Period.  Because the death benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Participant,  careful consideration should be given the designation of the Primary  Beneficiary.  The Participant may change the Primary Beneficiary at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by Security  Benefit at its Home  Office.  The change will not be binding on Security Benefit until it is received and recorded at its Home  Office.  The change  will be  effective  as of the date the form is signed,  subject to any payments made or other actions taken by Security Benefit before the change is  received  and  recorded.  A Secondary  Beneficiary  may be designated.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  is  participating  and will  share  in the  surplus earnings of Security  Benefit.  However,  the current dividend scale is zero and
Security Benefit does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the  Valuation  Date a proper  written request is received at Security Benefit's Home Office. However, Security Benefit
can postpone the calculation or payment of such a payment or transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During which the New York Stock  Exchange is closed,  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you misstate the age or sex of an Annuitant or Participant, the correct amount paid or payable by Security  Benefit under the Contract shall be such as the  Contract  Value would have  provided  for the correct age or sex
(unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan balance  within the  preceding
12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or $10,000,  whichever  is greater.  The  Internal  Revenue Code requires  aggregation of all loans made to an individual employee under a single employer plan.  However,  since Security  Benefit has no information  concerning outstanding loans with other providers,  we will only use information  available under  annuity  contracts  issued  by  us,  and  you  will  be  responsible  for determining your loan limits  considering loans from other providers.  Reference should  be made to the terms of your  particular  Plan for any  additional  loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.0%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
upon  the   Contractowner's   attaining   age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the  terms of your  particular  Plan,  the  Internal  Revenue  Code and other
applicable  law  for  any  limitation  or  restriction  on   distributions   and
withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  Participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 34.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial  need,  such as  paying  for  medical  expenses,  purchasing  a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or foreclosure,  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the  Participant  and in some  instances  may  also  result  in a  penalty  tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by groups which are Qualified  Plans under the  provisions of the Internal  Revenue
Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a  Contract,  on annuity  payments,  and on the  economic  benefits to the
Participant,  the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan,  if any, for which the Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors.  The  discussion  contained  herein and in the  Statement of Additional
Information  is  general  in  nature  and is not  intended  to be an  exhaustive discussion of all questions that might arise in connection  with a Contract.  It is based upon Security Benefit's understanding of the present federal income tax laws as currently  interpreted by the IRS, and is not intended as tax advice. No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances  of the  individual  involved and the
Qualified  Plan, a person should consult with a qualified tax adviser  regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the  receipt  of annuity  payments  under a  Contract  or any other  transaction involving a Contract. SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE
TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION
INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or the operations of Security  Benefit with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the  Contracts.  Security  Benefit  will review the  question of a charge to the
Separate  Account,  the  Subaccounts  or the  Contracts  for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS.  Each  Series of SBL Fund will be  required  to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Participant from being considered the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations or rulings are adopted,  there can be no  assurance  that the Series will be able to operate as currently described in the Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section 401,  403(b),  or 457 of the Code. You should  consider that the Contract  does not provide any  additional  tax  advantage  beyond that already available through the Qualified Plan.  However,  the Contract does offer features  and  benefits  in  addition  to  providing  tax  deferral  that  other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  Plan,  to the
Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the Plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract.  Participants,  Annuitants,  and  Beneficiaries are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA).  Consequently,  a Participant's Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification  of the Plan or subject the Participant or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity  Options to certain  Annuitants and their  Beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   Participants  and   Beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no designated beneficiary, or if distributions are not timely commenced, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section  401  may  be  eligible  for  favorable  tax  treatment.   A  "lump-sum"
distribution  means the  distribution  within one taxable year of the balance to the  credit  of the  employee  which  becomes  payable:  (i) on  account  of the employee's  death,  (ii) after the employee attains age 59 1/2, (iii) on account of the  employee's  termination  of  employment  (in the  case of a  common  law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be  eligible  for a tax-free  rollover  to  another  eligible  retirement  plan, including an individual  retirement  account or annuity (IRA).  See "Rollovers,"
page 34.

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401," page 32.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance".  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 34.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose  methods of investment in the case of a tax-exempt  employer  sponsor, all amounts  deferred under the plan, and any income thereon,  remain solely the property of the  employer  and  subject to the claims of its  general  creditors until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code.  See "Section  401," page 32. Since under a Section 457 plan  contributions  are  generally  excludable  from the taxable  income of the employee,  the full amount  received will usually be taxable as ordinary  income when annuity payments commence or other  distributions  are made.  Distributions from a Section 457 plan for a tax-exempt  employer are not eligible for tax-free rollovers.  Beginning in 2002, distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an IRA.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount  received to an "eligible  retirement  plan," then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a
specified  period  of  at  least  ten  years.  In  addition,   required  minimum
distributions and certain corrective  distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under  Code  Section  401,  a Section  403(b)  plan,  a  traditional  individual retirement account or annuity under Code Section 408, or a governmental deferred compensation plan under Code Section 457.

     A Section 401 plan, a Section 403(b) plan or a  governmental  457 plan must generally provide a participant  receiving an eligible rollover distribution the option  to have  the  distribution  transferred  directly  to  another  eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.  The 10% penalty tax is generally  not  applicable to distributions from a Section 457 plan.

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of fewer than ten years)  from a  Qualified  Plan (other than IRAs and tax-exempt  Section 457 plans) are generally subject to mandatory 20% income tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is transferred directly to another eligible Qualified Plan.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Participant  considering purchase of a Contract in connection  with a Qualified Plan should first consult a qualified and competent tax adviser  with regard to the  suitability  of the  Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of SBL Fund in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise attributable to Contractowners,  if any, in the same proportion as the voting  instructions  that are  received  in a timely  manner for all  Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased  or to be  purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts  of the  Separate  Account  that would invest in a new Series of SBL
Fund or in shares of another  investment  company,  a series  thereof,  or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more  Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the Fixed Account.  Security Benefit also reserves the right,  subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right, without the consent of the Owner or Participant,  to suspend sales of the
Contract as presently  offered and to make any change to the  provisions  of the
Contracts to comply with,  or give  Participants  the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to  requirements for annuity  contracts and retirement  plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.  In addition, upon 30 days  notice to the  Owner,  Security  Benefit  may make  other  changes  to the
Contract that will apply only to individuals who become  Participants  after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth a  summary  of the  transactions  that  occurred  during  the year and the
Contract  Value as of the end of the  year.  In  addition,  the  statement  will indicate  the  allocation  of  Contract  Value  among the Fixed  Account and the
Subaccounts and any other  information  required by law.  Security  Benefit will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the  Telephone  Transfer  section of the  application  or proper form ("Telephone Authorization") has been completed, signed, and filed at
Security Benefit's Home Office.  Security Benefit has established  procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  Security  Benefit's  procedures  require that any person  requesting  a transfer by telephone  provide the account  number and the
Participant's tax  identification  number and such instructions must be received on a recorded line.  Security  Benefit  reserves the right to deny any telephone transfer  request.  If all  telephone  lines are busy (which  might  occur,  for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor
SBL Fund will be liable  for any loss,  damages,  cost,  or  expense  (including attorneys' fees) arising out of any telephone  requests,  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account  is a party or which  would  materially  affect  the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Participants.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred  sales  charge  and may  simultaneously  be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts were not available for purchase  until  September 1,
1998, the underlying  investment vehicle of the Separate Account,  SBL Fund, has
been  in  existence  since  May  26,  1977.  Performance   information  for  the
Subaccounts  may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of
SBL Fund.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment  products on overall  performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an  investment  in the  Contract.  Unmanaged indices may assume the  reinvestment  of dividends  but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests and the market conditions  during the given time period,  and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance Company and  Subsidiaries,  at December 31, 2001 and 2000
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate  Account at December 31, 2001 and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

Limits on Purchase Payments Paid Under                 8
   Tax-Qualified Retirements Plans..................

SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of Companies(SM)
One Security Benefit Place, Topeka, Kansas 66636-0001

                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2002

RELATING TO THE PROSPECTUS DATED, May 1, 2002,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112
(800) 888-2461

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY

A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001

                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2002

This Statement of Additional  Information expands upon subjects discussed in the
current   Prospectus  for  the  Variflex  ES  Variable  Annuity  Contracts  (the
"Contract")  offered by  Security  Benefit  Life  Insurance  Company  ("Security
Benefit").  You may  obtain a copy of the  Prospectus  dated,  May 1,  2002,  by calling (785) 438-3112,  or writing to Security Benefit Life Insurance  Company,
One Security Benefit Place, Topeka, Kansas 66636-0001. Terms used in the current
Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                TABLE OF CONTENTS

Limits on Purchase Payments Paid

--------------------------------------------------------------------------------
THE CONTRACT

The  following  provides   additional   information  about  the  Contract  which
supplements  the  description  in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF  ACCUMULATION  UNITS -- The  objective of a Variable  Annuity is to provide level payments  during periods when the market is relatively  stable and to reflect as increased  payments only the excess  investment  results following from inflation or an increase in productivity.

The Accumulation  Unit value for a Subaccount on any day is equal to (a) divided by (b),  where (a) is the net asset value of the  underlying  Fund shares of the
Subaccount  less  the  Mortality  and  Expense  Risk Fee and any  deduction  for provision for federal income taxes and (b) is the number of  Accumulation  Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be  determined by  multiplying  the total number of  Accumulation  Units of each
Subaccount  within  Variflex(R)  credited  to the  Contract  by  the  applicable
Accumulation Unit value of each such Subaccount. During the Accumulation Period, all cash dividends and other cash distributions made to each Variflex Subaccount will be reinvested in additional shares of the appropriate series of SBL Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS--

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1,
2, 3, and 4, the Contracts  specify  tables  indicating the dollar amount of the first  monthly  payment  under each  optional  form of Annuity  for each  $1,000 applied.  The total first monthly  annuity  payment is determined by multiplying the value of the Contract or  Participant's  Individual  Account  (expressed  in thousands of dollars) by the amount of the first  monthly  payment per $1,000 of value, in accordance with the tables specified in the Contract. The value of the
Contract or Participant's Individual Account for the purpose of establishing the first  periodic  payment  under  options 1, 2, 3, 4 or similar  life  contingent payment  options  mutually  agreed  upon is equal to the number of  Accumulation
Units applied to the option times the Accumulation  Unit value at the end of the date the first annuity  payment is made. For Annuities  under options 5, 6, 7, 8 or other mutually agreed upon non-life contingent payment options,  the value of the Contract or  Participant's  Individual  Account for the purpose of the first and subsequent  periodic payments is based on the Accumulation Unit value at the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT  ANNUITY  PAYMENTS.  For Variable  Annuities
under  options 1, 2, 3 and 4, the amount of the first  monthly  annuity  payment determined as described  above is divided by the applicable  value of an Annuity
Unit (see below) for the day in which the  payment is due in order to  determine the number of Annuity Units  represented  by the first  payment.  This number of
Annuity  Units  remains  fixed  during the  Annuity  period and each  subsequent payment  period.  The dollar  amount of the  annuity  payment is  determined  by multiplying  the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit of each Subaccount originally was set at $1.00.  The value of an Annuity Unit for any  subsequent day is determined by multiplying  the value for the  immediately  preceding day by the product of (a)
the Net  Investment  Factor for the day for which the value is being  calculated and (b) .9999057540,  the interest neutralization factor (the factor required to neutralize  the assumed  investment  rate of 3 1/2% built into the annuity rates contained in the  Contract).  The Net  Investment  Factor of any  Subaccount  is
determined  by  subtracting  0.00002753555,  the Mortality and Expense Risk Fee,
from the ratio of (a) to (b) where (a) is the value of a share of the underlying series  of SBL  Fund at the end of the day plus the  value of any  dividends  or other  distributions  attributable  to such  share  during a day and  minus  any applicable income tax liabilities as determined by Security Benefit,  and (b) is the  value of a share  of the  underlying  series  of SBL Fund at the end of the previous day.

The formula for daily valuation of annuity units is set forth below:

                                Dollar Amount of
                              First Monthly Payment
Number of Annuity  Units = -----------------------------
                            Annuity Unit Value for Day
                           on Which First Payment is Due

  Annuity       Value of            Net Investment
Unit Value = Annuity Unit for  x  Factor for the Day  x  0.9999057540
             Preceding Day

                             Dividends or
             Value of a         Other
             Series         Distributions
             Share* at      During Day Per
Net          End of Day  +      Share
Investment = --------------------------------- - 0.00002753555
Factor           Value of a Series Share*
                at End of the Previous Day

   Dollar Amount of                      Annuity Unit Value
Second and Subsequent =  Number of    x   for Day on Which
   Annuity Payments     Annuity Units    A Payment is Due

*A share of the underlying series of SBL Fund.

ILLUSTRATION  -- The Annuity Unit and the Annuity  payment may be illustrated by
the  following  hypothetical  example:   Assume  an  annuitant  at  the  Annuity
Commencement Date has credited to his Contract 4,000 Accumulation Units and that the value of an Accumulation  Unit at the end of the Annuity  Commencement  Date
was $5.13,  producing  a total value for the  contract  of $20,520.  Any premium taxes due would  reduce the total  value of the  Contract  that could be applied towards the  Annuity;  however,  in this  illustration  it is assumed no premium taxes are applicable.  Assume also the Annuitant  elects an option for which the annuity table in the Contract  indicates the first monthly  payment is $6.40 per
$1,000 of value  applied;  the resulting  first monthly  payment would be 20.520 multiplied by $6.40, or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was
$1.0589108749. When this is divided into the first monthly payment the number of
Annuity Units  represented by that payment is  124.0236578101.  The value of the same number of Annuity Units will be paid in each subsequent month.

Assume  further the value of a Subaccount  share was $5.15 at the end of the day preceding the date of the second annuity  payment,  that it was $5.17 at the end of the due date of the second Annuity  payment and that there was no cash income during  such  second  day.  The Net  Investment  Factor for that  second day was
1.0038834951  ($5.17  divided by $5.15  minus  .00002753555).  Multiplying  this factor by 0.9999057540 to neutralize the assumed investment rate (the 3 1/2% per annum built into the number of Annuity  Units as  determined  above)  produces a result of  1.0037888831.  The  Annuity  Unit value for the  valuation  period is therefore $1.0640077696, which is 1.0037888831 x $1.0599915854 (the value at the beginning of the day).

The current  monthly  payment is then  determined by  multiplying  the number of
Annuity  Units by the  current  Annuity  Unit  value,  or  124.0236578101  times
$1.0640077696, which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent deferred sales charges and Mortality and
Expense  Risk Fee may be reduced or waived for sales of  Variflex  ES  Contracts
where  the   expenses   associated   with  the  sale  of  the  Contract  or  the
administrative  and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or the amounts of projected purchase payments,  or because the Contract is sold in connection with a group or  sponsored  arrangement.  Security  Benefit will only reduce or waive such  charges  where  expenses  associated  with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

Directors,  officers and bona fide full-time  employees of Security Benefit Life
Insurance  Company or its  subsidiaries or SBL Fund; the spouses,  grandparents, parents,  children,  grandchildren and siblings of such directors,  officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan  established  by any of the foregoing  corporations  for persons  described above; and salespersons  (and their spouses and minor children) who are licensed with  Security  Benefit to sell  variable  annuities  are  permitted to purchase contracts with substantial  reduction of the contingent  deferred sales charges.
Contracts so purchased  are for  investment  purposes only and may not be resold except to Security Benefit. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT -- Security Benefit reserves the right to terminate your
Contract during the  accumulation  period if Contract Value is less than $2,000.
Termination  of a Variflex ES Contract may have adverse tax  consequences.  (See the  Prospectus  at "Full and Partial  Withdrawals,"  page 18, and  "Federal Tax
Matters," page 28.)

GROUP  CONTRACTS  -- In the case of Group  Allocated  Variflex ES  Contracts,  a master group contract is issued to the employer or other organization, or to the trustee,  who is  the  Contractowner.  The  master  group  contract  covers  all
Participants.  Where funds are allocated to a Participant's  Individual Account, each participant  receives a certificate  which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may
appear in  advertisements,  sales  literature  or reports to  Contractowners  or prospective  purchasers.  Performance  information  in  advertisements  or sales literature  may be  expressed as yield and  effective  yield of the Money Market
Subaccount, and average annual total return and total return of all Subaccounts.
Current yield for the Money Market Subaccount will be based on the change in the value  of a  hypothetical  investment  (exclusive  of  capital  changes)  over a particular  seven-day period, less a hypothetical  charge reflecting  deductions from Contractowner accounts during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest hundredth of 1%.
"Effective  yield" for the Money Market  Subaccount  assumes that all  dividends received during an annual period have been reinvested. Calculation of "effective yield"  begins with the same "base  period  return" used in the  calculation  of yield,  which is then annualized to reflect weekly  compounding  pursuant to the following formula:

             Effective Yield = ((Base Period Return + 1)^365/7) - 1

For the seven-day  period ended December 31, 2001, the yield of the Money Market
Subaccount was .12% and the effective yield of the Subaccount was .12%.

Quotations  of yield for a Subaccount,  other than the Money Market  Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where    a =   net investment income  earned during  the period by the series of the Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the  average  daily  number  of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum  offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2001,  the yield for the  Diversified
Income Subaccount was 5.40%.

Quotations  of average  annual total return for any  Subaccount  of the Separate
Account  will be  expressed in terms of the average  annual  compounded  rate of return of a hypothetical  investment in the Subaccount over certain periods that will  include  periods of 1, 5 and 10 years (up to the life of the  Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Such total return figures reflect the deduction of the applicable contingent deferred sales charge  and other  recurring  Variflex  fees and  charges  on an  annual  basis, including  charges for  Mortality  and  Expense  Risk Fee of the account and the annual administrative fee, although other quotations may be simultaneously given that do not  assume a  surrender  and do not take into  account  deduction  of a contingent deferred sales charge and the annual administrative fee.

For the 1-, 5- and 10-year  periods ended  December 31, 2001, the average annual total return for each Subaccount was the following:

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
and Administrative Fee)
-----------------------------------------------------------------
                                 1 YEAR     5 YEARS    10 YEARS
-----------------------------------------------------------------
Equity Subaccount               (17.61)%    (2.75)%(1)   ---
-----------------------------------------------------------------
Large Cap Value Subaccount      (12.15)%    (3.04)%(1)   ---
-----------------------------------------------------------------
Global Subaccount               (18.40)%    13.19%(1)    ---
-----------------------------------------------------------------
Diversified Income Subaccount    (0.04)%     0.10%(1)    ---
-----------------------------------------------------------------
Large Cap Growth Subaccount     (21.38)%   (25.48)%(8)   ---
-----------------------------------------------------------------
Enhanced Index Subaccount       (19.14)%    (8.81)%(7)   ---
-----------------------------------------------------------------
International Subaccount        (29.91)%   (12.68)%(7)   ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount       (20.89)%    23.27%(1)    ---
-----------------------------------------------------------------
Global Strategic
Income Subaccount                (0.88)%     2.12%(1)    ---
-----------------------------------------------------------------
Capital Growth Subaccount       (20.77)%   (24.72)%(8)   ---
-----------------------------------------------------------------
Global Total Return Subaccount  (19.21)%    (3.65)%(1)   ---
-----------------------------------------------------------------
Managed Asset
Allocation Subaccount           (11.70)%     1.30%(1)    ---
-----------------------------------------------------------------
Equity Income Subaccount         (5.66)%     6.33%(1)    ---
-----------------------------------------------------------------
High Yield Subaccount            (2.64)%    (1.61)%(1)   ---
-----------------------------------------------------------------
Small Cap Value Subaccount       14.90%     12.63%(8)      ---
-----------------------------------------------------------------
Social Awareness Subaccount     (19.17)%     0.61%(1)    ---
-----------------------------------------------------------------
Technology Subaccount           (29.64)%   (40.94)%(8)   ---
-----------------------------------------------------------------
Mid Cap Value Subaccount          4.01%     23.57%(1)    ---
-----------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount            (16.32)%   (16.53)%(8)   ---
-----------------------------------------------------------------
Small Cap Growth Subaccount     (33.11)%    11.01%(1)    ---
-----------------------------------------------------------------
Select 25 Subaccount            (16.25)%    (6.54)%(7)   ---
-----------------------------------------------------------------
1. From September 10, 1998 (date of inception of ES Contract)to December 31,
   2001.
2. From October 1, 1992 (date of inception of underlying Fund) to December 31,
   2001.
3. From June 1, 1995 (date of inception of underlying Fund) to December 31,
   2001.
4. From August 5, 1996 (date of inception of underlying Fund) to December 31,
   2001.
5. From May 1, 1997 (date of inception of underlying Fund) to December 31, 2001.
6. From October 15, 1997 (date of inception of underlying Fund) to December 31,
   2001.
7. From May 3, 1999 (date of inception of underlying Fund) to December 31, 2001.
8. From May 1, 2000 (date of inception of underyling Fund) to December 31, 2001.
-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
and Administrative Fee)
-----------------------------------------------------------------
                                 1 YEAR     5 YEARS    10 YEARS
-----------------------------------------------------------------
Equity Subaccount               (12.30)%     4.68%       9.77%
-----------------------------------------------------------------
Large Cap Value Subaccount       (6.55)%     2.63%       6.69%
-----------------------------------------------------------------
Global Subaccount               (13.13)%    11.22%      10.70%
-----------------------------------------------------------------
Diversified Income Subaccount     6.04%      4.66%       4.76%
-----------------------------------------------------------------
Large Cap Growth Subaccount     (16.27)%   (21.76)%(8)   ---
-----------------------------------------------------------------
Enhanced Index Subaccount       (13.91)%    (5.75)%(7)   ---
-----------------------------------------------------------------
International Subaccount        (25.25)%    (9.75)%(7)   ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount       (15.75)%    16.43%      14.77%(2)
----------------------------------------------------------------
Global Strategic
Income Subaccount                 5.12%      3.68%       5.75%(3)
-----------------------------------------------------------------
Capital Growth Subaccount       (15.63)%   (20.99)%(8)   ---
-----------------------------------------------------------------
Global Total Return Subaccount  (13.98)%     0.20%       2.85%(3)
-----------------------------------------------------------------
Managed Asset
Allocation Subaccount            (6.08)%     6.49%       7.69%(3)
-----------------------------------------------------------------
Equity Income Subaccount          0.28%      9.31%      12.39%(3)
-----------------------------------------------------------------
High Yield Subaccount             3.36%      3.79%       4.36%(4)
-----------------------------------------------------------------
Small Cap Value Subaccount       20.90%     16.49%(8)    ---
-----------------------------------------------------------------
Social Awareness Subaccount     (13.94)%     5.74%       9.22%
-----------------------------------------------------------------
Technology Subaccount           (24.96)%   (37.46)%(8)   ---
-----------------------------------------------------------------
Mid Cap Value Subaccount         10.01%     22.53%(5)    ---
-----------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount            (10.94)%   (12.65)%(8)   ---
-----------------------------------------------------------------
Small Cap Growth Subaccount     (28.62)%     5.68%(6)    ---
-----------------------------------------------------------------
Select 25 Subaccount            (10.87)%    (3.48)%(7)   ---
-----------------------------------------------------------------
1. From September 10, 1998 (date of inception of ES Contract) to December 31,
   2001.
2. From October 1, 1992 (date of inception of underlying Fund) to December 31,
   2001.
3. From June 1, 1995 (date of inception of underlying Fund) to December 31,
   2001.
4. From August 5, 1996 (date of inception of underlying Fund) to December 31,
   2001.
5. From May 1, 1997 (date of inception of underlying Fund) to December 31, 2001.
6. From October 15, 1997 (date of inception of underlying Fund) to December 31,
   2001.
7. From May 3, 1999 (date of inception of underlying Fund) to December 31, 2001.
8. From May 1, 2000 (date of inception of underyling Fund) to December 31, 2001.

-----------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the Contract and the Separate  Account (on an annual basis) except the annual administrative fee and the applicable contingent deferred sales charge.

Although  Variflex ES Contracts were not available for purchase until  September
1, 1998, the underlying  investment  vehicle of Variflex,  SBL Fund, has been in existence  since May 26,  1977.  Performance  information  for Variflex may also include  quotations of average annual total return and total return for periods, beginning prior to the  availability of Variflex ES contracts,  that incorporate the  performance of SBL Fund.  Any quotation of  performance  that pre-dates the date of inception of the Variflex Separate Account (or a Subaccount  thereof, as applicable)  will be accompanied  by average annual total return  reflecting the deduction of the applicable  contingent deferred sales charge and other Variflex fees and  charges  since  the  date of  inception  of the  Separate  Account  or
Subaccount, as applicable.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Subaccount  during the particular time period on which the calculations are based.  Performance  information should be considered in light of the investment objectives and policies,  characteristics and quality of the portfolio of the  Subaccount  of the Fund in which the  Subaccount of the
Separate  Account  invests,  and the  market  conditions  during  the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts's  results  with  those of a group of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the  Subaccount's  historic  performance or current or potential  value with respect to the particular  industry or sector;  (g) a hypothetical or model portfolio or (h) other subaccounts or variable  annuities.  The Separate Account may also discuss and compare in advertising the relative  performance of various types of investment instruments  including,  but not limited to, certificates of deposit,  ordinary interest savings  accounts,  other forms of fixed or variable time deposits,  qualified  retirement plans, stocks,  Treasury  securities,  and bonds,  over various time periods and covering  various  holding  periods.  Such comparisons may compare these investment  categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security  FundsSM,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a) $40,000,  or (b) 100% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  (401(k)) arrangement under a profit  sharing plan are subject to  additional  annual  limits under  Section
402(g).  Contributions  to  a  defined  benefit  pension  plan  are  actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's  defined benefit plan is limited under Section 415(b) of the Internal
Revenue Code.  Rollover  contributions are not subject to the annual limitations described above.

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a  403(b)  annuity  and any  401(k)  arrangement  equal to the applicable dollar amount shown in the table below:

---------------------------- -----------------------
         TAX YEAR               DEFERRED AMOUNT
---------------------------- -----------------------
           2002                     $11,000
           2003                     $12,000
           2004                     $13,000
           2005                     $14,000
    2006 and thereafter             $15,000
---------------------------- -----------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch-up  contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
         TAX YEAR                   ADDITIONAL
                                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2002                       $1,000
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

---------------------------- -----------------------
         TAX YEAR               DEFERRED AMOUNT
---------------------------- -----------------------
           2002                     $11,000
           2003                     $12,000
           2004                     $13,000
           2005                     $14,000
    2006 and thereafter             $15,000
---------------------------- -----------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year. If the employee  participates in more than one Section 457 plan, the applicable  dollar limit applies to contributions to all such  programs.  Beginning  in 2002,  the  applicable  dollar limit is no longer reduced by the amount of any salary  reduction  contribution the employee makes to a 403(b)  annuity,  an IRA or a retirement plan qualified under Section
401. The Section 457 limit may be  increased  during the last three years ending before the employee  reaches his or her normal  retirement age. In each of these last three  years,  the plan may permit a  "catch-up"  amount in addition to the regular amount to be deferred. The maximum combined amount which may be deferred in each of these three years is  increased  up to $15,000  reduced by any amount excluded from the employee's  income for the taxable year as a  contribution  to another plan. If an individual is age 50 or over, catch-up  contributions can be made to a 457 plan  during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
         TAX YEAR                   ADDITIONAL
                                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2002                       $1,000
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

ASSIGNMENT

Variflex ES Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) of the Internal Revenue Code.

DISTRIBUTION OF THE CONTRACTS

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell variable annuities for SBL, and by certain financial  institutions.  SDI acts as principal underwriter on behalf of Security Benefit for the distribution of the Contract.  SDI is not compensated  under its Distribution  Agreement with
Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 7% of purchase payments.

The Variflex ES offering is continuous. During the years ended December 31, 2001 and 2000,  Security  Benefit  received  contingent  deferred  sales charges from
Variflex ES as follows: $981and $460, respectively.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS

All assets of  Variflex  are held in the  custody  and  safekeeping  of Security
Benefit.  Additional protection for such assets is offered by Security Benefit's blanket fidelity bond presently  covering all officers and employees for a total of $10,000,000.

STATE REGULATION

As a life insurance company organized under the laws of Kansas, Security Benefit
(including  Variflex) is subject to regulation by the  Commissioner of Insurance of  the  State  of  Kansas.  An  annual  statement  is  filed  with  the  Kansas
Commissioner of Insurance on or before March 1 each year covering the operations of Security  Benefit for the prior year and its financial  condition on December
31 of that year.  Security  Benefit is subject to a complete  examination of its operations, including an examination of the liabilities and reserves of Security
Benefit and  Variflex,  by the Kansas  Commissioner  of Insurance  whenever such examination  is  deemed  necessary  by the  Commissioner.  Such  regulation  and examination  does  not,  however,  involve  any  supervision  of the  investment policies applicable to Variflex.

In addition,  Security  Benefit is subject to insurance laws and  regulations of the  other  jurisdictions  in which it is or may  become  licensed  to  operate.
Generally,  the insurance  department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

RECORDS AND REPORTS

Reports  concerning  each Contract will be sent annually to each  Contractowner.
Contractowners   will  additionally   receive  annual  and  semiannual   reports
concerning SBL Fund and annual reports concerning Variflex.  Contractowners will also receive  confirmations  of receipt of payments,  changes in  allocation  of payments and  conversion  of variable  Accumulation  Units and variable  Annuity
Units.

LEGAL MATTERS

Matters of Kansas law  pertaining  to the validity of the  Contracts,  including
Security  Benefit's right to issue the Contracts under Kansas  insurance law and its qualification to do so under applicable regulations issued thereunder,  have been passed upon by Amy J. Lee, Associate General Counsel of Security Benefit.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial  statements of Variflex at December 31, 2001, and for each of the two years in the period ended December
31, 2001, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

OTHER INFORMATION

There has been  filed with the SEC,  Washington,  DC, a  Registration  Statement under the  Securities  Act of 1933, as amended,  with respect to the Variflex ES
Contracts  and  under  the  Investment  Company  Act of 1940,  with  respect  to
Variflex. Statements in this Prospectus relating to Variflex and the Variflex ES
Contracts are summaries only. For further information,  reference is made to the
Registration  Statements and the exhibits filed as parts thereof.  Copies of the
Variflex ES Contracts  also will be on file with the Insurance  Commissioner  of each state in which Security Benefit is authorized to issue such Contracts.

There has also been filed with the SEC a Registration  Statement with respect to
SBL  Fund.  Further  information  about  the  Fund  may be  obtained  from  such
Registration Statement.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of the
Separate  Account at  December  31,  2001,  and for each of the two years in the period ended December 31, 2001 are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2001
                   and 2000, and for each of the three years in the period ended
                   December 31, 2001 are incorporated herein by reference to the financial statements filed with the Variflex Separate Account
                   Post-Effective  Amendment No. 26 under the  Securities Act of
                   1933 and Amendment No. 25 under the Investment Company Act of
                   1940 to  Registration  Statement No. 2-89328 (filed April __,
                   2002).

                   The financial statements for the Variflex Separate Account at
                   December 31, 2001 and for each of the two years in the period ended December 31, 2001 are incorporated  herein by reference to the financial  statements filed with the Variflex Separate
                   Account's  (Variflex)  Post-Effective  Amendment No. 26 under the  Securities  Act of 1933 and  Amendment  No. 25 under the
                   Investment Company Act of 1940 to Registration  Statement No.
                   2-89328 (filed April 8, 2002).

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(a)
                     (2)   Not Applicable
                     (3)   (a)   Service Facilities Agreement(b)
                           (b)   SBL Variable Products Sales Agreement(g)
                           (c)   SBL Variable Products Commission Schedule(f)
                           (d)   Marketing Organization Agreement and Commission
                                 Schedule(e)
                     (4)   (a)   Group Allocated Contract (GV6322  8-98)(c)
                           (b)   Group Allocated Contract-Unisex (GV6322  8-98U)(c)
                           (c)   Group Certificate (GVC6322  8-98)(c)
                           (d)   Group Certificate-Unisex (GVC6322  8-98U)(c)
                           (e)   Loan Endorsement (Form V6066 10-00)(h)
                           (f)   Tax-Sheltered  Annuity  Endorsement (Form 6832A
                                 R9-96)(a)
                           (g)   Roth IRA Endorsement (V6851  10-97)(c)
                           (h)   Section 457 Endorsement (V6054  1-98)(c)
                           (i)   Method for Deductions Endorsement (V6071  3-01)(e)
                     (5)   (a)   Group Enrollment (Form GV7592  9-98)(d)
                           (b)   Group Enrollment (Form GV7592-1  1-99)(d)
                     (6)   (a)   Composite of Articles of Incorporation of SBL(b)
                           (b)   Bylaws of SBL(b)
                     (7)   Not Applicable
                     (8)   Not Applicable
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Auditors
                    (11)   Not Applicable
                    (12)   Not Applicable
                    (13)   Schedules of Computation of Performance
                    (14)   Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass, Duane L. Fager, William W. Hanna,
                           John E.  Hayes,  Jr.,  Pat A  Loconto  and  Robert C.
                           Wheeler(g)

(a)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's   Initial   Registration   Statement  No.  333-36529  (filed
       September 26, 1997).

(b)    Incorporated  herein by reference to the exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

(c)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed August 31, 1998).

(d)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 3 under the Securities Act of
       1933 and  Amendment  No. 4 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed May 1, 2000).

(e)    Incorporated  herein by reference to the exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 11, 2001).

(f)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 5 under the Securities Act of
       1933 and  Amendment  No. 6 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed April 11, 2001).

(g)    Incorporated  herein by  reference  to the  exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 6 under the  Investment  Company
       Act of 1940 to  Registration  Statement  No.  333-52114  (filed  March 1,
       2002).

(h)    Incorporated  herein by  reference  to the  exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 2 under the  Investment  Company
       Act of 1940 to Registration  Statement No.  333-41180 (filed February 16,
       2001).

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             Name and Principal
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             Roger K. Viola*                       Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             John D. Cleland*                      Senior Vice President

             Terry A. Milberger*                   Senior Vice President

             Venette K. Davis*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             Gregory J. Garvin*                    Senior Vice President

             James R. Schmank*                     Senior Vice President

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is
              owned by Security  Benefit Corp.  through the ownership of 700,000 of SBL's 700,010  issued and  outstanding  shares of common stock.
              One share of SBL's issued and outstanding common stock is owned by each  director  of SBL, in  accordance  with the  requirements  of
              Kansas law.  Security  Benefit Corp. is  wholly-owned  by Security
              Benefit  Mutual  Holding  Company  ("SBMHC"),  which  in  turn  is controlled by SBL  policyholders.  As of December 31, 2001, no one person holds more than  approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variflex Separate Account or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV and XI, SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL Variable  Annuity  Account VIII (Variflex  Extra Credit),  SBL
              Variable  Annuity Account VIII (Variflex LS), SBL Variable Annuity
              Account VIII (Variflex  Signature),  SBL Variable  Annuity Account
              XIV   (SecureDesigns),    SBL   Variable   Annuity   Account   XIV
              (AdvisorDesigns),   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder),T. Rowe Price Variable Annuity Account and Parkstone
              Variable Annuity Separate Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2001, the approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                    SBL Fund................................    100%
                    Security Growth and Income Fund.........   31.4%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of  February  1,  2002,  there  were 66 owners of  Variflex  ES
              Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL,
                    acts  as  distributor  of  the  Variflex   Separate  Account
                    contracts. SDI receives no compensation for its distribution function  in excess of the  commissions  it pays to  selling broker/dealers.  SDI  also  acts  as a  distributor  for SBL
                    Variable   Annuity   Accounts   I,  III,   IV,  XI  and  XIV
                    (SecureDesigns,  NEA Valuebuilder and  AdvisorDesigns),  SBL
                    Variable Life Insurance Account Varilife,  Security Varilife
                    Separate   Account,   SBL  Variable   Annuity  Account  VIII
                    (Variflex Extra Credit, Variflex LS and Variflex Signature),
                    and Parkstone  Variable Annuity Separate  Account.  SDI also acts as principal  underwriter for the following  management investment  companies for which Security Management Company,
                    LLC,  an  affiliate  of  SBL,  acts as  investment  adviser:
                    Security Equity Fund,  Security Income Fund, Security Growth
                    and Income  Fund,  Security  Municipal  Bond Fund,  Security
                    Ultra Fund, and SBL Fund.

              (b)    Name and Principal          Position and Offices
                     BUSINESS ADDRESS*             WITH UNDERWRITER
                     ------------------          ------------------
                     Gregory J. Garvin           President and Director
                     John D. Cleland             Vice President and Director
                     James R. Schmank            Director
                     Mark E. Young               Director
                     Tammy Brownfield            Treasurer
                     Amy J. Lee                  Secretary
                     Brenda M. Harwood           Vice President and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with the sale of Variflex ES  contracts.
                    These  payments  are not  expected to exceed 0.75% of sales.
                    For the fiscal year ended  December 31,  2001,  SDI received
                    payments   in  the  amount  of  $736  from  SBL  under  this
                    arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variflex Separate Account contract  application a space that an applicant  can check to request a Statement of Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e)   SBL, sponsor of the unit investment trust, Variflex Separate
                    Account,  hereby represents that it is relying upon American
                    Council of Life Insurance, SEC No-Action Letter,  [1988-1989
                    Transfer  Binder] Fed. Sec. L. Rep. (CCH)  paragraph  78,904
                    (Nov.  28,  1988),   and  that  it  has  complied  with  the
                    provisions of paragraphs  (1)-(4) of such  no-action  letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        VARIFLEX SEPARATE ACCOUNT
Director                                (Variflex Educator Series)(The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   ROGER K. VIOLA
                                                  ------------------------------------
                                                  Roger K. Viola, Senior Vice President,
                                                  General Counsel and Secretary

                                        Date: April 1, 2002

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedules of Computation of Performance

 (14)   None